Debt (Details) - Schedule of senior secured notes - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Details Schedule Of Senior Secured Notes [Line Items]
Principal amount		$ 61,300	$ 59,689
Accrued and unpaid interest		17,287	$ 11,230
Unamortized debt discount		(676)
Senior Secured Notes [Member]
Debt Details Schedule Of Senior Secured Notes [Line Items]
Principal amount	$ 43,125	50,000
Accrued and unpaid interest	1,234	1,278
Unamortized debt discount	(8,062)	(9,376)
Total	$ 40,339	$ 41,902